Net Income Per Share	12 Months Ended
Apr. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

11. Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$
Basic and diluted income per share
Net income for the year – numerator	44,307	133,314	50,404
Weighted average number of basic and diluted ordinary shares outstanding – denominator	7,054,583	7,891,754	15,944,233
Basic and diluted income per share	HK$6.3	HK$16.9	HK$3.2

In connection with the reverse acquisition and recapitalization, all share and per share amounts have been retroactively restated.